Hedge Accounting - Schedule of Each Strategy of Nominal Value and Fair Value Adjustments of Hedge Instruments and Book Value of Hedged Item (Detail) - BRL (R$)	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	R$ 215,277,000,000	R$ 116,430,000,000
Hedge instruments, fair value adjustments	5,823,000,000	5,469,000,000
Hedge of deposits and repurchase agreements [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	103,407,000,000	24,543,000,000
Hedge instruments, fair value adjustments	158,000,000	(37,000,000)
Hedge instruments, Book Value	103,407,000,000	24,543,000,000
Hedge of highly probable forecast transactions [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	1,314,000,000	294,000,000
Hedge instruments, fair value adjustments	(105,000,000)	(11,000,000)
Hedge instruments, Book Value	1,314,000,000	294,000,000
Hedge of assets transactions [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	5,743,000,000	5,656,000,000
Hedge instruments, fair value adjustments	66,000,000	91,000,000
Hedge instruments, Book Value	5,673,000,000	5,564,000,000
Hedge of asset backed securities under repurchase agreements [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	31,417,000,000	32,130,000,000
Hedge instruments, fair value adjustments	(11,000,000)	20,000,000
Hedge instruments, Book Value	29,533,000,000	30,896,000,000
Hedge of assets denominated in UF [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	16,677,000,000	12,582,000,000
Hedge instruments, fair value adjustments	(1,000,000)	5,000,000
Hedge instruments, Book Value	16,674,000,000	12,588,000,000
Hedge of fair value through other comprehensive income [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	10,383,000,000	4,609,000,000
Hedge instruments, fair value adjustments	(226,000,000)	(85,000,000)
Hedge instruments, Book Value	10,192,000,000	4,482,000,000
Hedges of net investment in foreign operations [member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	24,619,000,000	16,947,000,000
Hedge instruments, fair value adjustments	4,971,000,000	4,988,000,000
Hedge instruments, Book Value	15,277,000,000	14,396,000,000
Fair value hedge [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	29,788,000,000	19,431,000,000
Fair value hedge [Member] | Hedge of funding [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	10,200,000,000	7,436,000,000
Hedge instruments, fair value adjustments	1,390,000,000	775,000,000
Hedge instruments, Book Value	10,200,000,000	7,436,000,000
Fair value hedge [Member] | Hedge of loan operations [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	9,205,000,000	7,386,000,000
Hedge instruments, fair value adjustments	(423,000,000)	(264,000,000)
Hedge instruments, Book Value	9,205,000,000	7,386,000,000
Cash flow hedges [member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	160,870,000,000	80,052,000,000
Cash flow hedges [member] | Hedge of funding [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	1,996,000,000	4,590,000,000
Hedge instruments, fair value adjustments	(11,000,000)	(27,000,000)
Hedge instruments, Book Value	2,007,000,000	4,617,000,000
Cash flow hedges [member] | Hedge of loan operations [Member]
Disclosure of detailed information about hedged items [line items]
Hedge instruments, Nominal Value	316,000,000	257,000,000
Hedge instruments, fair value adjustments	15,000,000	14,000,000
Hedge instruments, Book Value	R$ 327,000,000	R$ 269,000,000